BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2021
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

9.BUSINESS ACQUISITIONS

A summary of business acquisitions completed during the years ended December 31, 2021 and 2020 is as follows:

	2021	2020
Total Consideration
Cash	$442,956	$81,523
Equity Investment Converted	2,045,309	2,815,130
Prior Note Receivable Converted	—	1,910,678
Fair Value of Equity Issued	3,380,278	3,095,642
Total Consideration	$5,868,543	$7,902,973

Net Assets Acquired (Liabilities Assumed)
Current Assets (3)	$562,221	$2,149,910
Operating Right-of-Use Asset	1,160,730	—
Property, Plant and Equipment	692,645	461,055
Non-Current Assets	—	178,142
Deferred Tax Assets, Net	(209,466)	—
Current Liabilities Assumed	(922,745)	(814,834)
Long-Term Liabilities Assumed	(1,113,584)	(57,218)
Intangible Assets:
Intellectual Property	600,000	750,000
Dispensary License	2,900,000	3,140,000
Total Intangible Assets	3,500,000	3,890,000
Total Identifiable Net Assets Acquired (Net Liabilities Assumed)	3,669,801	5,807,055
Goodwill (1)	2,198,742	2,095,918
Total Net Assets Acquired	$5,868,543	$7,902,973
Pro Forma Revenues (2)	n/a	$60,361
Pro Forma Net Loss (2)	n/a	$(393,743)

(1)	Goodwill arising from acquisitions represent expected synergies, future income and growth, and other intangibles that do not qualify for separate recognition. Generally, goodwill related to dispensaries acquired within a state adds to the footprint of the Company’s dispensaries within the state, giving the Company’s customers more access to the Company’s branded stores. Goodwill related to cultivation and wholesale acquisitions provide for lower costs and synergies of the Company’s growing and wholesale distribution methods which allow for overall lower costs.
(2)	If the acquisition had been completed on January 1, 2021 or 2020 for the 2021 and 2020 acquisitions, respectively, the Company estimates it would have recorded increases in revenues and net loss shown in the pro forma amounts noted above. As the 2021 acquisition was completed on January 1, 2021, no pro forma information is required.
(3)	Included in current assets acquired in these business combinations was cash acquired in the amount of $158,928 and nil during the year ended December 31, 2021 and 2020, respectively.

On February 11, 2020, the Company completed the acquisition of a licensed concentrate and extractions business for an aggregate consideration of $7,902,973 which is comprised of prior investment with a value of $2,815,130, convertible note receivable, and accrued interest in the amount of $1,910,678, cash at closing in the amount of $81,523, and the issuance of 10,318,807 Class A Common Shares valued at $3,095,642.

9.BUSINESS ACQUISITIONS

On January 1, 2021, the Company completed an acquisition of 100% of the equity interests of iCANN, LLC dba Farmacy Berkeley (“iCANN”) a licensed retail cannabis company located in Berkeley, California. Pursuant to the terms of the merger agreement between a subsidiary of the Company and iCANN, the following occurred: (i) the Company elected to convert an earlier issued convertible note with an unpaid principal amount of $2,000,000 and accrued interest of $45,309 into equity interests of iCANN; (ii) the Company paid $400,000 in cash to four founder-holders of iCANN equity interests: (iii) the Company issued 7,511,725 shares of Class A Common Stock of GH Group (which were ultimately exchanged for 731,369 Exchangeable Shares) to holders of iCANN equity interests; and (iv) $42,956 in cash to the remaining holders of iCANN equity interests who were not accredited investors. In addition, during the year ended December 31, 2021, the Company granted 48,682 Exchangeable Shares to various brokers and consultants as finders’ fees and recorded $225,000 in share-based compensation.